OIL AND NATURAL GAS SALES	12 Months Ended
Dec. 31, 2018
OIL AND NATURAL GAS SALES
OIL AND NATURAL GAS SALES

9) OIL AND NATURAL GAS SALES

($ thousands)	2018	2017	2016
Oil and natural gas sales	$1,610,899	$1,141,770	$882,126
Royalties(1)	(318,163)	(221,077)	(159,394)
Oil and natural gas sales, net of royalties	$1,292,736	$920,693	$722,732

(1)Royalties above do not include production taxes which are reported separately on the Consolidated Statements of Income/(Loss).

Oil and natural gas revenue by country and by product for the year ended December 31, 2018 is as follows:

Year ended December 31, 2018	Total revenue, net		Natural	Natural gas
($ thousands)	of royalties(1)	Crude oil(2)	gas(2)	liquids(2)	Other(3)
Canada	$198,263	$148,949	$32,109	$14,075	$3,130
United States	1,094,473	834,146	236,825	23,502	—
Total	$1,292,736	$983,095	$268,934	$37,577	$3,130
(1)	Royalties above do not include production taxes which are reported separately on the Consolidated Statements of Income/(Loss).
(2)

U.S. sales of crude oil and natural gas relate primarily to the Company’s North Dakota and Marcellus properties, respectively. Canadian crude oil sales relate primarily to the Company’s waterflood properties.

(3)	Includes third party processing income.

Enerplus sells the majority of its production pursuant to variable-price contracts. The transaction price for variable priced contracts is based on the commodity price, adjusted for quality, location or other factors, whereby each component of the pricing formula can be either fixed or variable, depending on the contract terms. Under the contracts, the Company is required to deliver a fixed or variable volume of crude oil, natural gas liquids or natural gas to the contract counterparty. Revenue is recognized when a unit of production is delivered to the contract counterparty. The amount of revenue recognized is based on the agreed transaction price, and any variability in revenue relates to the Company’s ability to deliver product. As a result, revenue is allocated to the production delivered in the period.

Crude oil, natural gas and natural gas liquids are sold under contracts of varying terms, including multi-year contracts. Revenues are typically collected in the month following production.